Financial Assets and Financial Liabilities - Summary of Changes in Level 3 of the Fair Value Hierarchy (Details) - Level3 Of Fair Value Hierarchy - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ (659,816)	₩ 35,405
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(74,870)	(663,229)
Other comprehensive income (loss)		0	0
Purchases		11,646	23,526
Sales		(6,654)	(59,178)
Issues		(6,275)	(14,796)
Settlements		69,235	18,456
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		₩ (666,734)	₩ (659,816)
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets			Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Due from financial institutions measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 45,025	₩ 72,016
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		8,766	(6,991)
Other comprehensive income (loss)		0	0
Purchases		0	0
Sales		0	(20,000)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		53,791	45,025
Financial liabilities designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		(8,231,303)	(7,817,514)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(338,726)	561,996
Other comprehensive income (loss)		(32,370)	60,520
Purchases		0	0
Sales		0	0
Issues		(4,431,945)	(5,222,820)
Settlements		6,005,858	4,186,515
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		(7,028,486)	(8,231,303)
Equity securities measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		1,458,280	1,444,435
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		0	0
Other comprehensive income (loss)		(65,983)	(3,457)
Purchases		98,697	46,041
Sales		(40,086)	(28,739)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		₩ 1,450,908	1,458,280
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Loans measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 0	13,970
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		0	0
Other comprehensive income (loss)		0	130
Purchases		0	0
Sales		0	(14,100)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		0	0
Securities measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		16,479,588	13,677,260
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		347,251	(164,646)
Other comprehensive income (loss)		0	(56,502)
Purchases		3,448,093	4,519,870
Sales		(2,222,518)	(1,373,459)
Issues		0	0
Settlements		0	(61,055)
Transfers into Level 3	[1]	13,027	27,120
Transfers out of Level 3	[1]	(78,693)	(89,000)
Ending balance		₩ 17,986,748	₩ 16,479,588
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Loans measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 149,074	₩ 93,929
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(11,954)	20,306
Other comprehensive income (loss)		0	0
Purchases		50,435	45,486
Sales		(4,065)	(10,647)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		₩ 183,490	₩ 149,074

[1]	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.